Share-based payments (Tables)	12 Months Ended
Mar. 31, 2020
Statement [LineItems]
Summary of Share-based Compensation Expense
Share-based compensation expense during the years ended March 31, 2020, 2019 and 2018 is as follows:

	Year ended March 31,
	2020		2019		2018
Share-based compensation expense recorded in	$		$		$
Cost of revenue		4,589		4,278		3,770
Selling and marketing expenses		4,789		3,983		2,557
General and administrative expenses		28,142		22,044		24,238

Total share-based compensation expense		$37,520		$30,305		$30,565

Movements in Number of Options Outstanding under 2006 Incentive Award Plan and Related Weighted Average Exercise Prices
Movements in the number of RSUs dependent on non-market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2018	1,072,833	$27.05	$48,632
Granted	383,229	47.89
Exercised	(422,088)	28.40
Forfeited	(70,723)	36.08
Lapsed	(10,856)	8.22

Outstanding as at March 31, 2019	952,395	$34.38	$50,734
Granted	387,491	56.23
Exercised	(434,540)	32.79
Forfeited	(20,756)	63.00
Lapsed	—	—

Outstanding as at March 31, 2020	884,590	$44.07	$38,020
RSUs exercisable	397,215	$34.68	$17,072

RSUs dependent on market performance condition [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of RSUs dependent on market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2018	203,990	$13.21	$9,247
Granted	—	—
Exercised	—	—
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2019	203,990	$13.21	$10,867
Granted	—	—
Exercised	(5,000)	14.30
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2020	198,990	13.09	$7,908
RSUs exercisable	129,590	$12.59	$5,570

RSUs related total shareholders return [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of RSUs linked to the TSR condition outstanding under the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2018	248,655	$36.52	$11,272
Granted	166,760	57.20
Exercised	—	—
Forfeited	(62,040)	44.15
Lapsed	—	—

Outstanding as at March 31, 2019	353,375	$44.94	$18,824
Granted	179,878	63.10
Exercised	—	—
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2020	533,253	51.07	22,919
RSUs exercisable	—	$—	$—

PSUs [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of PSUs outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2018	1,059,975	$26.36	$48,048
Granted	199,303	47.54
Exercised	(297,052)	23.25
Forfeited	(48,467)	30.06

Outstanding as at March 31, 2019	913,759	$29.80	$48,674
Granted	342,097	52.14
Exercised	(340,880)	25.74
Forfeited	(3,458)	42.70

Outstanding as at March 31, 2020	911,518	36.67	39,176
PSUs exercisable	277,490	$28.40	$11,927